OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Other Assets Pledged as Collateral

(in thousands of $)	2015	2014
Carrying value of vessels and equipment secured against long-term loans and capital leases	1,847,403	1,623,423